UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637

Name of Fund: BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 06/30/2010

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 21.1%
Automobiles — 1.4%
Ford Motor Co. (a)	1,100	$11,088
Harley-Davidson, Inc.	5,800	128,934

		140,022

Internet & Catalog Retail — 1.5%
Expedia, Inc.	1,200	22,536
Liberty Media Holding Corp. - Interactive (a)	11,800	123,900

		146,436

Media — 3.6%
Comcast Corp., Class A	10,800	187,596
News Corp., Class A	13,100	156,676

		344,272

Multiline Retail — 3.5%
Macy’s, Inc.	6,700	119,930
Nordstrom, Inc.	1,300	41,847
Target Corp.	3,500	172,095

		333,872

Specialty Retail — 11.1%
Advance Auto Parts, Inc.	2,600	130,468
The Gap, Inc.	7,100	138,166
Limited Brands, Inc.	6,200	136,834
PetSmart, Inc.	4,400	132,748
Ross Stores, Inc.	2,500	133,225
Signet Jewelers Ltd. (a)	4,500	123,750
TJX Cos., Inc.	3,600	151,020
Williams-Sonoma, Inc.	5,300	131,546

		1,077,757

Total Consumer Discretionary		2,042,359

Consumer Staples — 4.8%
Food & Staples Retailing — 1.2%
Walgreen Co.	4,400	117,480

Food Products — 2.8%
The Hershey Co.	2,600	124,618
Sara Lee Corp.	10,400	146,640

		271,258

Household Products — 0.8%
The Procter & Gamble Co.	1,300	77,974

Total Consumer Staples		466,712

Energy — 16.3%
Energy Equipment & Services — 2.7%
Exterran Holdings, Inc. (a)	5,100	131,631
Oil States International, Inc. (a)	3,200	126,656

		258,287

Oil, Gas & Consumable Fuels — 13.6%
Chevron Corp.	1,000	67,860
Cimarex Energy Co.	1,900	136,002

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Exxon Mobil Corp.	3,900	$222,573
Marathon Oil Corp.	4,900	152,341
Mariner Energy, Inc. (a)	4,700	100,956
SM Energy Co.	3,100	124,496
Southern Union Co.	5,900	128,974
Teekay Corp.	4,600	120,382
Whiting Petroleum Corp. (a)	1,600	125,472
Williams Cos., Inc.	7,600	138,928

		1,317,984

Total Energy		1,576,271

Financials — 9.5%
Commercial Banks — 0.2%
Wells Fargo & Co.	900	23,040

Consumer Finance — 1.2%
AmeriCredit Corp. (a)	1,900	34,618
Capital One Financial Corp.	2,000	80,600

		115,218

Diversified Financial Services — 1.8%
Bank of America Corp.	4,000	57,480
CME Group, Inc.	200	56,310
JPMorgan Chase & Co.	1,600	58,576

		172,366

Insurance — 6.3%
American Financial Group, Inc.	5,000	136,600
Assurant, Inc.	3,700	128,390
Berkshire Hathaway, Inc. (a)	500	39,845
Endurance Specialty Holdings Ltd.	3,500	131,355
Prudential Financial, Inc.	1,200	64,392
Unitrin, Inc.	4,100	104,960

		605,542

Total Financials		916,166

Health Care — 19.7%
Health Care Equipment & Supplies — 0.5%
CareFusion Corp. (a)	2,300	52,210

Health Care Providers & Services — 14.4%
Aetna, Inc.	5,200	137,176
AmerisourceBergen Corp.	4,600	146,050
Cardinal Health, Inc.	4,400	147,884
Community Health Systems, Inc. (a)	3,500	118,335
Coventry Health Care, Inc. (a)	6,200	109,616
Health Management Associates, Inc., Class A (a)	17,200	133,644
Humana, Inc. (a)	3,000	137,010
McKesson Corp.	2,300	154,468
UnitedHealth Group, Inc.	6,000	170,400

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2010	1

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Health Care Providers & Services (concluded)
WellPoint, Inc. (a)	2,800	$137,004

		1,391,587

Pharmaceuticals — 4.8%
Johnson & Johnson	5,400	318,924
Perrigo Co.	2,200	129,954
Pfizer, Inc.	1,000	14,260

		463,138

Total Health Care		1,906,935

Industrials — 16.9%
Aerospace & Defense — 2.9%
L-3 Communications Holdings, Inc.	1,900	134,596
Raytheon Co.	3,000	145,170

		279,766

Building Products — 1.5%
Armstrong World Industries, Inc. (a)	2,900	87,522
Owens Corning, Inc. (a)	1,900	56,829

		144,351

Electrical Equipment — 1.3%
Thomas & Betts Corp. (a)	3,700	128,390

Industrial Conglomerates — 0.8%
General Electric Co.	5,200	74,984

Machinery — 9.3%
AGCO Corp. (a)	4,600	124,062
Crane Co.	4,100	123,861
Manitowoc Co.	13,800	126,132
Parker Hannifin Corp.	2,500	138,650
Timken Co.	5,200	135,148
Toro Co.	2,500	122,800
Trinity Industries, Inc.	7,100	125,812

		896,465

Road & Rail — 1.1%
Ryder System, Inc.	2,800	112,644

Total Industrials		1,636,600

Information Technology — 15.1%
Communications Equipment — 1.7%
Cisco Systems, Inc. (a)	1,300	27,703
Motorola, Inc. (a)	21,500	140,180

		167,883

Computers & Peripherals — 5.6%
Apple, Inc. (a)	600	150,918
Lexmark International, Inc., Class A (a)	700	23,121
SanDisk Corp. (a)	3,200	134,624
Seagate Technology Holdings (a)	9,500	123,880

Common Stocks	Shares	Value

Information Technology (concluded)
Computers & Peripherals (concluded)
Western Digital Corp. (a)	3,700	$111,592

		544,135

Electronic Equipment, Instruments & Components — 1.3%
AVX Corp.	9,800	125,636
Agilent Technologies, Inc. (a)	100	2,843

		128,479

IT Services — 0.8%
International Business Machines Corp.	600	74,088

Internet Software & Services — 0.5%
Google, Inc., Class A (a)	100	44,495

Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.	13,200	256,740

Software — 2.5%
CA, Inc.	7,400	136,160
Microsoft Corp.	4,700	108,147

		244,307

Total Information Technology		1,460,127

Materials — 14.8%
Chemicals — 7.8%
Ashland, Inc.	2,600	120,692
Cabot Corp.	4,800	115,728
Cytec Industries, Inc.	1,600	63,984
Huntsman Corp.	13,900	120,513
Lubrizol Corp.	1,700	136,527
PPG Industries, Inc.	1,200	72,492
RPM International, Inc.	7,200	128,448

		758,384

Containers & Packaging — 1.4%
Sealed Air Corp.	6,900	136,068

Metals & Mining — 2.8%
Freeport-McMoRan Copper & Gold, Inc., Class B	2,500	147,825
Titanium Metals Corp. (a)	6,700	117,853

		265,678

Paper & Forest Products — 2.8%
International Paper Co.	6,100	138,043
MeadWestvaco Corp.	6,100	135,420

		273,463

Total Materials		1,433,593

Telecommunication Services — 6.9%
Diversified Telecommunication Services — 3.4%
AT&T Inc.	2,200	53,218

2	BLACKROCK LARGE CAP SERIES FUNDS, INC	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Telecommunication Services (concluded)
Diversified Telecommunication Services (concluded)
Qwest Communications International, Inc.	27,100	$142,275
TW Telecom, Inc. (a)	7,800	130,104

		325,597

Wireless Telecommunication Services — 3.5%
MetroPCS Communications, Inc. (a)	16,000	131,040
NII Holdings, Inc. (a)	2,400	78,048
Telephone & Data Systems, Inc.	4,300	130,677

		339,765

Total Telecommunication Services		665,362

Utilities — 4.9%
Electric Utilities — 0.6%
Edison International	1,900	60,268

Independent Power Producers & Energy Traders — 1.4%
Constellation Energy Group, Inc.	4,100	132,225

Multi-Utilities — 2.9%
DTE Energy Co.	3,000	136,830
Integrys Energy Group, Inc.	3,200	139,968

		276,798

Total Utilities		469,291

Total Long-Term Investments (Cost – $12,568,695) – 130.0%		12,573,416

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (b)(c)	111,116	111,116

Total Short-Term Securities (Cost – $111,116) – 1.2%		111,116

Total Investments Before Investments Sold Short (Cost – $12,679,811*) – 131.2%		12,684,532

Investments Sold Short

Consumer Discretionary — (5.3)%
Auto Components — (0.3)%
Johnson Controls, Inc.	1,100	(29,557)

Automobiles — (0.3)%
Thor Industries, Inc.	1,300	(30,875)

Investments Sold Short	Shares	Value

Consumer Discretionary (concluded)
Diversified Consumer Services — (0.5)%
Strayer Education, Inc.	200	$(41,578)
Hotels, Restaurants & Leisure — (1.2)%
Choice Hotels International, Inc.	1,000	(30,210)
Las Vegas Sands Corp.	1,200	(26,568)
MGM Mirage	2,900	(27,956)
WMS Industries, Inc.	100	(3,925)
Yum! Brands, Inc.	700	(27,328)

		(115,987)

Household Durables — (0.6)%
Lennar Corp., Class A	2,100	(29,211)
MDC Holdings, Inc.	1,100	(29,645)

		(58,856)

Internet & Catalog Retail — (0.6)%
Amazon.com, Inc.	200	(21,852)
Priceline.com, Inc.	200	(35,308)

		(57,160)

Media — (1.5)%
Central European Media Enterprises Ltd., Class A	1,500	(29,850)
DreamWorks Animation SKG, Inc., Class A	1,100	(31,405)
Scripps Networks Interactive	700	(28,238)
Viacom, Inc., Class B	900	(28,233)
Walt Disney Co.	900	(28,350)

		(146,076)

Specialty Retail — (0.3)%
O’Reilly Automotive, Inc.	600	(28,536)

Total Consumer Discretionary		(508,625)

Consumer Staples — (2.0)%
Beverages — (0.8)%
Central European Distribution Corp.	1,200	(25,656)
Coca-Cola Enterprises, Inc.	800	(20,688)
PepsiCo, Inc.	500	(30,475)

		(76,819)

Food Products — (0.9)%
Bunge Ltd.	600	(29,514)
Green Mountain Coffee Roasters, Inc.	1,100	(28,270)
Kraft Foods, Inc.	1,000	(28,000)

		(85,784)

Personal Products — (0.3)%
Avon Products, Inc.	1,100	(29,150)

Total Consumer Staples		(191,753)

Energy — (1.2)%
Oil, Gas & Consumable Fuels — (1.2)%
Consol Energy, Inc.	900	(30,384)
Denbury Resources, Inc.	700	(10,248)
Holly Corp.	1,100	(29,238)
PetroHawk Energy Corp.	1,200	(20,364)

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2010	3

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund (Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Southwestern Energy Co.	700	$(27,048)

Total Energy		(117,282)

Financials — (4.0)%
Capital Markets — (2.4)%
The Charles Schwab Corp.	1,800	(25,524)
Federated Investors, Inc., Class B	1,400	(28,994)
Franklin Resources, Inc.	300	(25,857)
GLG Partners, Inc.	6,700	(29,346)
Invesco Ltd.	1,700	(28,611)
Janus Capital Group, Inc.	2,300	(20,424)
Northern Trust Corp.	600	(28,020)
State Street Corp.	900	(30,438)
TD Ameritrade Holding Corp.	1,000	(15,300)

		(232,514)

Commercial Banks — (0.3)%
BancorpSouth, Inc.	1,600	(28,608)
First Horizon National Corp.	1	(10)

		(28,618)

Insurance — (1.0)%
Aon Corp.	800	(29,696)
Berkshire Hathaway, Inc.	400	(31,876)
Marsh & McLennan Cos., Inc.	1,300	(29,315)

		(90,887)

Thrifts & Mortgage Finance — (0.3)%
Capitol Federal Financial	900	(29,844)

Total Financials		(381,863)

Health Care — (3.2)%
Biotechnology — (1.3)%
The Abraxis Bioscience, Inc.	500	(37,100)
Celgene Corp.	600	(30,492)
Genzyme Corp.	600	(30,462)
Vertex Pharmaceuticals, Inc.	900	(29,610)

		(127,664)

Health Care Equipment & Supplies — (0.7)%
Beckman Coulter, Inc.	500	(30,145)
Boston Scientific Corp.	5,400	(31,320)

		(61,465)

Life Sciences Tools & Services — (0.6)%
Covance, Inc.	600	(30,792)
Techne Corp.	500	(28,725)

		(59,517)

Pharmaceuticals — (0.6)%
Merck & Co, Inc.	900	(31,473)
Pfizer, Inc.	2,100	(29,946)

		(61,419)

Total Health Care		(310,065)

Investments Sold Short	Shares	Value

Industrials — (3.4)%
Aerospace & Defense — (0.5)%
Precision Castparts Corp.	300	$(30,876)
Spirit Aerosystems Holdings, Inc., Class A	700	(13,342)

		(44,218)

Air Freight & Logistics — (0.6)%
C.H. Robinson Worldwide, Inc.	600	(33,396)
FedEx Corp.	400	(28,044)

		(61,440)

Construction & Engineering — (0.3)%
Aecom Technology Corp.	1,300	(29,978)

Industrial Conglomerates — (0.3)%
McDermott International, Inc.	1,300	(28,158)

Machinery — (0.3)%
Terex Corp.	1,500	(28,110)

Professional Services — (0.9)%
Manpower, Inc.	700	(30,226)
Robert Half International, Inc.	1,200	(28,260)
Towers Watson & Co.	700	(27,195)

		(85,681)

Road & Rail — (0.5)%
CSX Corp.	500	(24,815)
Union Pacific Corp.	400	(27,804)

		(52,619)

Total Industrials		(330,204)

Information Technology — (4.2)%
Communications Equipment — (0.8)%
Ciena Corp.	2,000	(25,360)
Juniper Networks, Inc.	1,200	(27,384)
QUALCOMM, Inc.	900	(29,556)

		(82,300)

Electronic Equipment, Instruments & Components — (0.3)%
Itron, Inc.	400	(24,728)

IT Services — (1.2)%
Cognizant Technology Solutions Corp.	400	(20,024)
Fidelity National Information Services, Inc.	1,100	(29,502)
MasterCard, Inc., Class A	200	(39,906)
Paychex, Inc.	1,100	(28,567)

		(117,999)

Internet Software & Services — (0.4)%
eBay, Inc.	400	(7,844)
Yahoo! Inc.	2,100	(29,043)

		(36,887)

Semiconductors & Semiconductor Equipment — (0.9)%
First Solar, Inc.	300	(34,149)
MEMC Electronic Materials, Inc.	2,900	(28,652)

4	BLACKROCK LARGE CAP SERIES FUNDS, INC	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Information Technology (concluded)
Semiconductors & Semiconductor Equipment (concluded)
SunPower Corp., Class A	2,300	$(27,830)

		(90,631)

Software — (0.6)%
Electronic Arts, Inc.	1,800	(25,920)
Rovi Corp.	800	(30,328)

		(56,248)

Total Information Technology		(408,793)

Materials — (4.0)%
Chemicals — (1.8)%
Air Products & Chemicals, Inc.	500	(32,405)
CF Industries Holdings, Inc.	500	(31,725)
The Dow Chemical Co.	1,200	(28,464)
Intrepid Potash, Inc.	1,300	(25,441)
Monsanto Co.	600	(27,732)
The Mosaic Co.	700	(27,286)

		(173,053)

Construction Materials — (0.5)%
Martin Marietta Materials, Inc.	300	(25,443)
Vulcan Materials Co.	600	(26,298)

		(51,741)

Containers & Packaging — (0.2)%
Pactiv Corp.	600	(16,710)

Metals & Mining — (1.2)%
AK Steel Holding Corp.	2,400	(28,608)
Southern Copper Corp.	1,100	(29,194)
United States Steel Corp.	800	(30,840)
Walter Industries, Inc.	500	(30,425)

		(119,067)

Paper & Forest Products — (0.3)%
Weyerhaeuser Co.	700	(24,640)

Total Materials		(385,211)

Telecommunication Services — (0.6)%
Wireless Telecommunication Services — (0.6)%
American Tower Corp., Class A	700	(31,150)
Clearwire Corp., Class A	4,000	(29,120)

Total Telecommunication Services		(60,270)

Utilities — (2.2)%
Electric Utilities — (0.9)%
American Electric Power Co., Inc.	900	(29,070)
FirstEnergy Corp.	800	(28,184)
The Southern Co.	900	(29,952)

		(87,206)

Investments Sold Short	Shares	Value

Utilities (concluded)
Multi-Utilities — (1.3)%
Consolidated Edison, Inc.	700	$(30,170)
Dominion Resources, Inc.	800	(30,992)
PG&E Corp.	100	(4,110)
Public Service Enterprise Group, Inc.	1,000	(31,330)
Sempra Energy	700	(32,753)

		(129,355)

Total Utilities		(216,561)

Total Investments Sold Short (Proceeds – $3,450,338) – (30.1)%		(2,910,627)

Total Investments, Net of Investments Sold Short – 101.1%		9,773,905
Liabilities in Excess of Other Assets – (1.1)%		(101,816)

Net Assets – 100.0%		$9,672,089

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$13,493,297

	Gross unrealized appreciation	$404,430
	Gross unrealized depreciation	(1,213,195)

	Net unrealized depreciation	$(808,765)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares Held at September 30, 2009	Net Activity	Shares Held at June 30, 2010	Income

	BlackRock
	Liquidity Funds,
	TempFund,
	Institutional
	Class	48,099	63,017	111,116	$ 72

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2010	5

Schedule of Investments (concluded)	BlackRock Large Cap Core Plus Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$12,573,416	—	—	$12,573,416
Short-Term Securities	111,116	—	—	111,116
Liabilities:
Investments in Securities:
Investments Sold Short[1]	(2,910,627)	—	—	(2,910,627)

Total	$9,773,905	—	—	$9,773,905

          1         See above Schedule of Investments for values in each industry.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC	JUNE 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: August 25, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: August 25, 2010